UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-00576

Northeast Investors Trust

125 High Street, Room 1802

Boston, MA 02110

David Randall

125 High St, Room 1802

Boston, MA 02110

Registrant's telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period ending: June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

WESTROCK COMPANY

Security 96145D105	Meeting Type ANNUAL
Ticker Symbol WRK	Meeting Date 27-JAN-2023
ISIN US96145D1054	Agenda 935748612 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1A.	ELECTION OF DIRECTOR: COLLEEN F. ARNOLD	Management	For	For
1B.	ELECTION OF DIRECTOR: TIMOTHY J. BERNLOHR	Management	For	For
1C.	ELECTION OF DIRECTOR: J. POWELL BROWN	Management	For	For
1D.	ELECTION OF DIRECTOR: TERRELL K. CREWS	Management	For	For
1E.	ELECTION OF DIRECTOR: RUSSELL M. CURREY	Management	For	For
1F.	ELECTION OF DIRECTOR: SUZAN F. HARRISON	Management	For	For
1G.	ELECTION OF DIRECTOR: GRACIA C. MARTORE	Management	For	For
1H.	ELECTION OF DIRECTOR: JAMES E. NEVELS	Management	For	For
1I.	ELECTION OF DIRECTOR: E. JEAN SAVAGE	Management	For	For
1J.	ELECTION OF DIRECTOR: DAVID B. SEWELL	Management	For	For
1K.	ELECTION OF DIRECTOR: DMITRI L. STOCKTON	Management	For	For
1L.	ELECTION OF DIRECTOR: ALAN D. WILSON	Management	For	For
2.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Management	For	For
3.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	Management	1 Year	For
4.	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING SEPTEMBER 30, 2023	Management	For	For

TALOS ENERGY INC.

Security 87484T108	Meeting Type SPECIAL
Ticker Symbol TALO	Meeting Date 08-FEB-2023
ISIN US87484T1088	Agenda 935757964 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.	A PROPOSAL (THE “SHARE ISSUANCE PROPOSAL”) TO APPROVE FOR PURPOSES OF COMPLYING WITH SECTION 312.03 OF THE NYSE LISTED COMPANY MANUAL, THE POTENTIAL ISSUANCE OF SHARES OF TALOS COMMON STOCK, PAR VALUE $0.01 PER SHARE (“TALOS COMMON STOCK”), TO THE HOLDERS OF ENVEN ENERGY CORPORATION’S (“ENVEN”) CLASS A COMMON STOCK, PAR VALUE $0.01 PER SHARE (“ENVEN COMMON STOCK”), IN CONNECTION WITH THE MERGERS AND RELATED TRANSACTION (THE “MERGERS”) PURSUANT TO THE TERMS OF THE AGREEMENT AND PLAN OF MERGER, DATED SEPTEMBER 21, 2022 (THE “MERGER AGREEMENT”).	Management	For	For
2A.	TO DECLASSIFY THE BOARD OF DIRECTORS OF TALOS (THE “TALOS BOARD”) FROM THREE CLASSES TO ONE CLASS AT THE 2025 ANNUAL MEETING OF STOCKHOLDERS, WITH EACH CLASS I, CLASS II AND CLASS III DIRECTOR BEING ELECTED ANNUAL FOR ONE-YEAR TERM THEREAFTER.	Management	For	For
2B.	TO PROVIDE THAT MEMBERS OF THE TALOS BOARD MAY BE REMOVED, WITH OR WITHOUT CAUSE, BY THE AFFIRMATIVE VOTE OF TALOS STOCKHOLDERS HOLDING AT LEAST A MAJORITY OF THE VOTING POWER OF THE OUTSTANDING SHARES OF TALOS COMMON STOCK.	Management	For	For
2C.	TO PROVIDE THAT THE TALOS AMENDED AND RESTATED BYLAWS MAY BE AMENDED, ALTERED OR REPEALED BY THE AFFIRMATIVE VOTE OF THE HOLDERS OF A MAJORITY OF THE VOTING POWER OF TALOS’S CAPITAL STOCK OUTSTANDING AND ENTITLED TO VOTE THEREON.	Management	For	For
2D.	TO CLARIFY THAT, TO THE FULLEST EXTENT PERMITTED BY AND ENFORCEABLE UNDER APPLICABLE LAW, THE EXCLUSIVE FORUM FOR CLAIMS UNDER THE SECURITIES ACT SHALL BE THE FEDERAL DISTRICT COURTS OF THE UNITED STATES, AND THAT SUCH EXCLUSIVE FORUM PROVISION SHALL NOT APPLY TO CLAIMS SEEKING TO ENFORCE ANY LIABILITY OR DUTY CREATED BY THE EXCHANGE ACT.	Management	For	For
2E.	TO MAKE CERTAIN OTHER ADMINISTRATIVE AND CLARIFYING CHANGES TO THE A&R CHARTER THAT THE TALOS BOARD DEEMS APPROPRIATE TO EFFECT THE FOREGOING AMENDMENT PROPOSALS AND THE TERMINATION OF THE STOCKHOLDERS’ AGREEMENT AS CONTEMPLATED BY THE TALOS SUPPORT AGREEMENT.	Management	For	For
3.	A PROPOSAL (THE “A&R BYLAWS PROPOSAL”) TO APPROVE AND ADOPT, ON A NON-BINDING, ADVISORY BASIS, AN AMENDMENT AND RESTATEMENT OF THE AMENDED AND RESTATED BYLAWS OF TALOS (THE “A&R BYLAWS”) (IN SUBSTANTIALLY THE FORM ATTACHED TO THIS PROXY/STATEMENT/CONSENT SOLICITATION STATEMENT/PROSPECTUS AS ANNEX H). THE A&R BYLAWS PROPOSAL IS UNRELATED TO THE MERGERS. THE APPROVAL OF THE CONSUMMATION OF THE MERGERS OR THE APPROVAL OF THE SHARE ISSUANCE PROPOSAL, AND THE (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR THE FULL PROPOSAL).	Management	For	For
4.	A PROPOSAL (THE “ADJOURNMENT PROPOSAL”) TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES FOR, OR OTHERWISE IN CONNECTION WITH, THE APPROVAL OF ANY OF THE PROPOSALS.	Management	For	For

INGEVITY CORPORATION

Security 45688C107	Meeting Type ANNUAL
Ticker Symbol NGVT	Meeting Date 27-APR-2023
ISIN US45688C1071	Agenda 935780569 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1A.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: JEAN S. BLACKWELL	Management	For	For
1B.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: LUIS FERNANDEZ-MORENO	Management	For	For
1C.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: JOHN C. FORTSON	Management	For	For
1D.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: DIANE H. GULYAS	Management	For	For
1E.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: BRUCE D. HOECHNER	Management	For	For
1F.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: FREDERICK J. LYNCH	Management	For	For
1G.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: KAREN G. NARWOLD	Management	For	For
1H.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: DANIEL F. SANSONE	Management	For	For
1I.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: WILLIAM J. SLOCUM	Management	For	For
1J.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: BENJAMIN G. (SHON) WRIGHT	Management	For	For
2.	ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS (SAY-ON-PAY)	Management	For	For
3.	ADVISORY VOTE OF THE FREQUENCY OF NAMED EXECUTIVE OFFICER COMPENSATION ADVISORY VOTE (SAY-ON-FREQUENCY)	Management	1 Year	For
4.	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2023.	Management	For	For
5.	AMENDMENT AND RESTATEMENT OF 2017 INGEVITY CORPORATION EMPLOYEE STOCK PURCHASE PLAN TO ADD AN ADDITIONAL 300,000 SHARES.	Management	For	For

GETLINK SE

Security F4R053105	Meeting Type MIX
Ticker Symbol	Meeting Date 27-APR-2023
ISIN FR0010533075	Agenda 716866186 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
CMMT	FOR SHAREHOLDERS NOT HOLDING SHARES DIRECTLY WITH A FRENCH CUSTODIAN, VOTING INSTRUCTIONS WILL BE FORWARDED TO YOUR GLOBAL CUSTODIAN ON VOTE DEADLINE DATE. THE GLOBAL CUSTODIAN AS THE REGISTERED INTERMEDIARY WILL SIGN THE PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN FOR LODGMENT.	Non-Voting
CMMT	FOR FRENCH MEETINGS ‘ABSTAIN’ IS A VALID VOTING OPTION. FOR ADDITIONAL RESOLUTIONS RAISED BY THE MEETING THE VOTING INSTRUCTION WILL DEFAULT TO ‘AGAINST’. IF YOUR CUSTODIAN IS COMPLETING THE PROXY CARD, THE VOTING INSTRUCTION WILL DEFAULT TO THE PREFERENCE OF YOUR CUSTODIAN.	Non-Voting
CMMT	VOTING MUST BE LODGED WITH SHAREHOLDER DETAILS AS PROVIDED BY YOUR CUSTODIAN BANK. IF NO SHAREHOLDER DETAILS ARE PROVIDED, YOUR INSTRUCTIONS MAY BE REJECTED.	Non-Voting
CMMT	FOR SHAREHOLDERS HOLDING SHARES DIRECTLY REGISTERED TO THEIR OWN NAME ON THE COMPANY SHARE REGISTER, YOU SHOULD RECEIVE A PROXY CARD/VOTING FORM DIRECTLY FROM THE ISSUER. PLEASE SUBMIT YOUR VOTE DIRECTLY BACK TO THE ISSUER VIA THE PROXY CARD/VOTING FORM. DON NOTE SUBMIT YOUR VOTE VIA BROADRIDGE SYSTEMS/PLATFORMS OR YOUR INSTRUCTIONS MAY BE REJECTED.	Non-Voting
CMMT	PLEASE NOTE THAT IF YOU HOLD CREST DEPOSITORY INTERESTS (CDIS) AND PARTICIPATE AT THIS MEETING, YOU (OR YOUR CREST SPONSORED MEMBER/CUSTODIAN) WILL BE REQUIRED TO INSTRUCT A TRANSFER OF THE RELEVANT CDIS TO THE ESCROW ACCOUNT SPECIFIED IN THE ASSOCIATED CORPORATE EVENT IN THE CREST SYSTEM. THIS TRANSFER WILL NEED TO BE COMPLETED BY THE SPECIFIED CREST SYSTEM DEADLINE. ONCE THIS TRANSFER HAS SETTLED, THE CDIS WILL BE BLOCKED IN THE CREST SYSTEM. THE CDIS WILL TYPICALLY BE RELEASED FROM ESCROW AS SOON AS PRACTICABLE ON RECORD DATE +1 DAY (OR ON MEETING DATE +1 DAY IF NO RECORD DATE APPLIES) UNLESS OTHERWISE SPECIFIED, AND ONLY AFTER THE AGENT HAS CONFIRMED AVAILABILITY OF THE POSITION. IN ORDER FOR A VOTE TO BE ACCEPTED, THE VOTED POSITION MUST BE BLOCKED IN THE REQUIRED ESCROW ACCOUNT IN THE CREST SYSTEM. BY VOTING ON THIS MEETING, YOUR CREST SPONSORED MEMBER/CUSTODIAN MAY USE YOUR VOTE INSTRUCTION AS THE AUTHORIZATION TO TAKE THE NECESSARY ACTION WHICH WILL INCLUDE TRANSFERRING YOUR INSTRUCTED POSITION TO ESCROW. PLEASE CONTACT YOUR CREST SPONSORED MEMBER/CUSTODIAN DIRECTLY FOR FURTHER INFORMATION ON THE CUSTODY PROCESS AND WHETHER OR NOT THEY REQUIRE SEPARATE INSTRUCTIONS FROM YOU.

CMMT	PLEASE NOTE SHARE BLOCKING WILL APPLY FOR ANY VOTED POSITIONS SETTLING THROUGH EUROCLEAR BANK	Non-Voting
CMMT	INTERMEDIARY CLIENTS ONLY - PLEASE NOTE THAT IF YOU ARE CLASSIFIED AS AN INTERMEDIARY CLIENT UNDER THE SHAREHOLDER RIGHTS DIRECTIVE II, YOU SHOULD BE PROVIDING THE UNDERLYING SHAREHOLDER INFORMATION AT THE VOTE INSTRUCTION LEVEL. IF YOU ARE UNSURE ON HOW TO PROVIDE THIS LEVEL OF DATA TO BROADRIDGE OUTSIDE OF PROXYEDGE, PLEASE SPEAK TO YOUR DEDICATED CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE	Non-Voting

1	REVIEW AND APPROVAL OF THE CORPORATE FINANCIAL STATEMENTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2022 – APPROVAL OF NONDEDUCTIBLE EXPENSES	Management	For	For
2	ALLOCATION OF INCOME FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2022, SETTING OF THE DIVIDEND AND ITS PAYMENT DATE	Management	For	For
3	REVIEW AND APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2022	Management	For	For
4	AUTHORISATION GRANTED TO THE BOARD OF DIRECTORS FOR 18 MONTHS TO ALLOW THE COMPANY TO REPURCHASE AND TRADE IN ITS OWN SHARES	Management	For	For
5	THE STATUTORY AUDITORS’ SPECIAL REPORT ON THE REGULATED AGREEMENTS	Management	For	For
6	APPOINTMENT OF BENOIT DE RUFFRAY AS A MEMBER OF THE BOARD OF DIRECTORS, AS A REPLACEMENT FOR COLETTE LEWINER WHOSE TERM OF OFFICE IS EXPIRING	Management	For	For
7	APPOINTMENT OF MARIE LEMARIE AS A MEMBER OF THE BOARD OF DIRECTORS, AS A REPLACEMENT FOR PERRETTE REY WHOSE TERM OF OFFICE IS EXPIRING	Management	For	For
8	APPROVAL OF THE INFORMATION RELATING TO THE RENUMERATION OF CORPORATE OFFICERS PAID DURING THE FINANCIAL YEAR ENDED 31 DECEMBER 2022 OR ALLOCATED IN RESPECT OF THE SAME FINANCIAL YEAR, AS REFERRED TO IN ARTICLE L. 22-10-9 OF THE FRENCH COMMERCIAL CODE	Management	For	For

9	APPROVAL OF THE REMUNERATION ELEMENTS PAID DURING OR ALLOCATED IN RESPECT OF THE FINANCIAL YEAR ENDED 31 DECEMBER 2022 TO YANN LERICHE, CHIEF EXECUTIVE OFFICER	Management	For	For
10	APPROVAL OF THE REMUNERATION ELEMENTS PAID DURING OR ALLOCATED IN RESPECT OF THE FINANCIAL YEAR ENDED 31 DECEMBER 2022 TO JACQUES GOUNON, CHAIRMAN	Management	For	For
11	APPROVAL OF THE REMUNERATION POLICY FOR CORPORATE OFFICERS PURSUANT TO ARTICLE L. 22-10-8-II OF THE FRENCH COMMERCIAL CODE	Management	For	For
12	APPROVAL OF THE ELEMENTS OF THE 2023 REMUNERATION POLICY: PRINCIPLES AND CRITERIA FOR DETERMINING, DISTRIBUTING AND ALLOCATING THE FIXED, VARIABLE AND EXECPTIONAL ELEMENTS MAKING UP THE TOTAL REMUNERATION AND BENEFITS OF ANY KIND ATTRIBUTABLE TO THE CHIEF EXECUTIVE OFFICER	Management	For	For
13	APPROVAL OF THE ELEMENTS OF THE 2023 REMUNERATION POLICY: PRINCIPLES AND CRITERIA FOR DETERMINING, DISTRIBUTING AND ALLOCATING THE ELEMENTS MAKING UP THE TOTAL REMUNERATION AND BENEFITS OF ANY KIND ATTRIBUTABLE TO THE CHAIRMAN OF THE BOARD OF DIRECTORS	Management	For	For
14	DELEGATION OF AUTHORITY GRANTED FOR 12 MONTHS TO THE BOARD OF DIRECTORS TO PROCEED WITH A COLLECTIVE ALLOCATION OF FREE SHARES TO ALL NON-EXECUTIVE EMPLOYEES OF THE COMPANY AND OF THE COMPANIES DIRECTLY OR INDIRECTLY RELATED TO IT PURSUANT TO ARTICLE L. 225-197-2 OF THE FRENCH COMMERCIAL CODE	Management	For	For
15	AUTHORISATION GRANTED TO THE BOARD OF DIRECTORS TO PROCEED WITH FREE ALLOCATIONS OF EXISTING COMMON SHARES OR COMMON SHARES TO BE ISSUED OF THE COMPANY, FOR THE BENEFIT OF THE EMPLOYEES AND/OR CORPORATE OFFICERS OF THE GROUP, WITH THE WAIVER BY THE SHAREHOLDERS OF THEIR PRE-EMPITVE SUBSCRIPTION RIGHT.	Management	For	For
16	RENEWAL OF THE DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS FOR A PERIOD OF 26 MONTHS TO ISSUE COMMON SHARES OF THE COMPANY OR TRANSFERABLE SECURITIES GRANTING ACCESS TO COMMON SHARES OF THE COMPANY OR OF COMPANIES OF THE COMPANY’S GROUP, WITH RETENTION OF THE SHAREHOLDERS’ PRE-EMPTIVE SUBSCRIPTION RIGHT.	Management	For	For
17	DELEGATION OF AUTHORITY GRANTED FOR A PERIOD OF 26 MONTHS TO THE BOARD OF DIRECTORS TO ISSUE, WITH CANCELLATION OF THE PRE-EMPTIVE SUBSCRIPTION RIGHT, COMMON SHARES OR TRANSFERABLE SECURITIES GRANTING ACCESS TO THE CAPTIAL, WITHIN THE LIMIT OF 10% OF THE SHARE CAPITAL, AS RENUMERATION FOR CONTRIBUTIONS IN KIND RELATING TO EQUITY SECURITIES GRANTING ACCESS TO THE CAPTIAL	Management	For	For
18	OVERALL LIMITATION OF ISSUE AUTHORISATIONS WITH OR WITHOUT CANCELLATION OF THE PRE-EMPTIVE SUBSCRIPTION RIGHT	Management	For	For

19	AUTHORISATION GRANTED FOR 18 MONTHS TO THE BOARD OF DIRECTORS TO REDUCE THE CAPITAL BY CANCELLING TREASURY SHARES	Management	For	For
20	DELEGATION OF AUTHORITY GRANTED FOR 26 MONTHS TO THE BOARD OF DIRECTORS TO PROCEED WITH CAPITAL INCREASES, WITH CANCELLATION OF THE SHAREHOLDERS’ PRE-EMPTIVE SUBSCRIPTIONS RIGHT, BY ISSUING COMMON SHARES OR TRANSFERABLE SECURITIES GRANTING ACCESS TO THE COMPANY’S CAPITAL RESERVED FOR EMPLOYEES WHO ARE MEMBERS OF A COMPANY SAVINGS PLAN	Management	For	For
21	RATIFICATION OF THE TRANFER OF THE REGISTERED OFFICE AN APPROVAL OF THE CORRELATIVE UPDATE OF THE BY-LAWS	Management	For	For
22	POWERS TO CARRY OUT FORMALITIES	Management	For	For
CMMT	05 APR 2023: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL LINKS: https://www.journalofficiel.gouv.fr /telechargements/BALO/pdf/2023/0301/202303-012300400.pdf AND https://www.journal officiel.gouv.fr/telechargements/BALO/pdf/2023/0405/202304-052300766.pdf AND PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF UPDATED BALO LINK. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT VOTE-AGAIN UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU	Non-Voting

TALOS ENERGY INC.

Security 87484T108	Meeting Type ANNUAL
Ticker Symbol TALO	Meeting Date 09-MAY-2023
ISIN US87484T1088	Agenda 935819889 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.1	ELECTION OF CLASS II DIRECTOR TO HOLD OFFICE UNTIL THE 2025 ANNUAL MEETING: TIMOTHY S. DUNCAN	Management	For	For
1.2	ELECTION OF CLASS II DIRECTOR TO HOLD OFFICE UNTIL THE 2025 ANNUAL MEETING: JOHN “BRAD” JUNEAU	Management	For	For
1.3	ELECTION OF CLASS II DIRECTOR TO HOLD OFFICE UNTIL THE 2025 ANNUAL MEETING: DONALD R. KENDALL JR.	Management	For	For
1.4	ELECTION OF CLASS II DIRECTOR TO HOLD OFFICE UNTIL THE 2025 ANNUAL MEETING: SHANDELL SZABO	Management	For	For
1.5	ELECTION OF CLASS II DIRECTOR TO HOLD OFFICE UNTIL THE 2025 ANNUAL MEETING: RICHARD SHERRILL	Management	For	For
2.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2023.	Management	For	For
3.	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPANY’S NAMED EXECUTIVE OFFICER COMPENSATION FOR THE FISCAL YEAR ENDED DECEMBER 31, 2022.	Management	For	For

CRESTWOOD EQUITY PARTNERS LP

Security 226344307	Meeting Type ANNUAL
Ticker Symbol CEQPPR	Meeting Date 11-MAY-2023
ISIN US2263443077	Agenda 935797970 - Management
ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.1	ELECTION OF CLASS II DIRECTOR TO SERVE UNTIL THE 2026 ANNUAL MEETING: DAVID LUMPKINS	Management	For	For
1.2	ELECTION OF CLASS II DIRECTOR TO SERVE UNTIL THE 2026 ANNUAL MEETING: FRANCES M. VALLEJO	Management	For	For
1.3	ELECTION OF CLASS II DIRECTOR TO SERVE UNTIL THE 2026 ANNUAL MEETING: GARY D. REAVES	Management	For	For
2.	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, OUR NAMED EXECUTIVE OFFICER COMPENSATION.	Management	For	For
3.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CRESTWOOD EQUITY PARTNERS LP FOR THE FISCAL YEAR ENDING DECEMBER 31, 2023.	Management	For	For
4.	TO APPROVE THE THIRD AMENDMENT TO THE CRESTWOOD EQUITY PARTNERS LP 2018 LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF UNITS AUTHORIZED FOR ISSUANCE.	Management	For	For

SILVERBOW RESOURCES, INC.

Security 82836G102	Meeting Type Annual
Ticker Symbol SBOW	Meeting Date 16-May-2023
ISIN US82836G1022	Agenda 935803595 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.	DIRECTOR	Management
	1 MICHAEL DUGINSKI		For	For
	2 CHRISTOPH O. MAJESKE		For	For
	3 JENNIFER M. GRIGSBY		For	For
	4 KATHLEEN MCALLISTER		For	For
2.	THE APPROVAL OF THE COMPENSATION OF SILVERBOW’S NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT	Management	For	For
3.	NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES TO APPROVE THE COMPENSATION OF SILVERBOW’S NAMED EXECUTIVE OFFICERS.	Management	1 Year	For
4.	THE RATIFICATION OF THE SELECTION OF BDO USA, LLP AS SILVERBOW’S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2023.	Management	For	For

NL INDUSTRIES, INC.

Security 629156407	Meeting Type ANNUAL
Ticker Symbol NL	Meeting Date 18-MAY-2023
ISIN US6291564077	Agenda 935809888 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.1	ELECTION OF DIRECTOR: LORETTA J. FEEHAN	Management	Withheld	Against
1.2	ELECTION OF DIRECTOR: JOHN E. HARPER	Management	Withheld	Against
1.3	ELECTION OF DIRECTOR: MEREDITH W. MENDES	Management	Withheld	Against
1.4	ELECTION OF DIRECTOR: CECIL H. MOORE, JR.	Management	Withheld	Against
1.5	ELECTION OF DIRECTOR: COURTNEY J. RILEY	Management	Withheld	Against
1.6	ELECTION OF DIRECTOR: MICHAEL S. SIMMONS	Management	Withheld	Against
1.7	ELECTION OF DIRECTOR: THOMAS P. STAFFORD	Management	Withheld	Against
2.	NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE OFFICER COMPENSATION.	Management	Abstain	Against
3.	NONBINDING ADVISORY VOTE ON THE PREFFERED FREQUENCY OF EXECUTIVE OFFICER COMPENSATION VOTES.	Management	1 Year	For
4.	APPROVAL OF THE 2023 NON-EMPLOYEE DIRECTOR STOCK PLAN.	Management	Abstain	Against

WESTMORELAND MINING HOLDINGS LLC

Security	Meeting Type ANNUAL
Ticker Symbol WLBA	Meeting Date 26-MAY-2023
ISIN	Agenda

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.	APPROVAL OF THE MINUTES FROM THE 2022 ANNUAL MEETING	Management	For	For
2.	RE-ELECTION OF BOARD OF MANAGERS: PAUL H. VINING – CLASS A MANAGER, BOARD CHAIRMAN	Management	For	For
3.	RE-ELECTION OF BOARD OF MANAGERS: MICHAEL C. WATCHORN – CLASS A MANAGER	Management	For	For
4.	RE-ELECTION OF BOARD OF MANAGERS: EMILY S. MEDINE – CLASS A MANAGER	Management	For	For
5.	RE-ELECTION OF BOARD OF MANAGERS: STEPHEN D. WILLIAMS – CLASS A MANAGER	Management	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

/s/ Bruce Monrad

By (Signature and Title)

*	Bruce Monrad, Chairman

(Principal Executive Officer)

Date AUGUST 22, 2023

*	Print the name and title of each signing officer under his or her signature

By the Commission